FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Liabilities:
Fair value of interest rate swap	$ 30,094
Recurring basis | Level 2 | Interest rate swaps
Liabilities:
Fair value of interest rate swap	$ 30,094